Risk Management (Details) - Schedule of Main Sources of Financing with Third Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Deposits and other demand obligations	$ 14,260,609	$ 13,537,826
Time deposits	17,098,625	16,137,942
Bank obligations	4,337,947	10,366,499
Debt instruments issued and regulatory capital	10,737,354	10,423,704
Total	$ 46,434,535	$ 50,465,971